ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2011
ACCOUNTS RECEIVABLE
NOTE 4 – ACCOUNTS RECEIVABLE

Allowance for doubtful debts for accounts receivable is as follows:

	June 30,
	2009	2010	2011

Balance at beginning of year	$5,285,529	$6,276,670	$8,408,318
Additions	1,116,346	2,438,328	2,731,820
Written off	(154,527)	(341,917)	(903,768)
Exchange difference	29,322	35,237	455,440

	$6,276,670	$8,408,318	$10,691,810